Significant accounting policies - Summary of Subsidiary Ownership (Details)	12 Months Ended
Oct. 31, 2021
Li-Cycle U.S. Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle APAC PTE LTD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%